Shareholders' Equity	12 Months Ended
Dec. 31, 2016
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 7 - SHAREHOLDERS’ EQUITY

a.        Share capital:

The Company’s ordinary shares are traded in the United States on the NASDAQ National Market, under the symbol MNDO.

b.        Treasury shares:

During the period between September 2008 and December 2009, the Company has purchased an aggregate amount of 3,165,092 ordinary shares for a total consideration of approximately $2.8 million. Currently, the Company does not have an active buyback plan. As of December 31, 2016 the remaining treasury shares are 2,398,592 which amounted to $1.6 million after exercise of options issued to employees from treasury shares in the amount of $85 thousand, $171 thousand and $424 thousand in the years ended December 31, 2016, 2015 and 2014 respectively.

c.        Dividend:

Dividends paid per share in the years ended December 31, 2016, 2015 and 2014 were $0.27, $0.30 and $0.24, respectively.

The Company paid dividends to its shareholders in the amounts of $5.2 million, $5.8 million and $4.5 million during the years ended December 31, 2016, 2015 and 2014, respectively. Since, at the time of the 2014 distribution, the Company had insufficient statutory retained earnings, the distribution was done by way of reduction of additional paid-in capital, after due approval by an Israeli court order, in accordance with the Israeli Companies Law, 1999.

d.        Stock option plans:

In 2011, the Board of Directors and the 2011 Annual General Meeting of the Company’s shareholders approved a share incentive plan (the “2011 Share Incentive Plan”). Under the 2011 Share Incentive Plan, options for up to 1,800,000 ordinary shares of NIS 0.01 par value are to be granted to employees of the Company and its subsidiaries, directors, consultants or contractors of the Company.

Each option can be exercised to purchase one ordinary share. Immediately upon issuance, the ordinary shares issuable upon the exercise of the options will confer on holders the same rights as the other ordinary shares.

The Board of Directors determines the exercise price and the vesting period of the options granted. The outstanding options granted under the above mentioned plans vest over 3-5 years. Options not exercised will expire approximately 5-7 years after the day of grant.

The compensation costs charged against income for all of the Company's equity incentive plans during the years ended December 31, 2016, 2015 and 2014 were approximately $137 thousand, $138 thousand and $72 thousand, respectively without any reduction in income taxes.

As a result of a change made to Section 102 of the Israeli Income Tax Ordinance as part of the Israeli tax reform of 2003, and pursuant to an election made by the Company thereunder, Israeli employees (except for employees who are deemed “Controlling Members” under the Israeli Income Tax Ordinance) will be subject to a lower tax rate on capital gains accruing to them in respect of Section 102 awards made after December 31, 2002. However, the Company will not be allowed to claim as an expense for tax purposes the amounts credited to such employees as a benefit when the related capital gains tax is payable by them, as it had previously been entitled to do under Section 102.

The following is a summary of the status of the 2011 Share Incentive Plan as of December 31, 2016, 2015 and 2014, and changes during the years ended on those dates:

1)

	Years ended December 31,
	2 0 1 6		2 0 1 5		2 0 1 4
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at beginning of year	710,300	$2.51	851,600	$2.63	460,000	$1.93
Changes during year:
Granted (a)	344,000	$0.003	116,800	$1.66	666,000	$2.81
Exercised	(59,000)	$1.45	(92,100)	$1.85	(225,400)	$1.88
Forfeited	(117,800)	$2.49	(166,000)	$2.88	(49,000)	$2.03
Expired	(2,000)	$2.16	-	-	-	-

Options outstanding at end of year	875,500	$1.60	710,300	$2.51	851,600	$2.63

Options exercisable at end of year	246,500	$2.87	51,000	$1.98	43,600	$2.00
Vested and expected to vest at end of year	771,084	$1.81

Weighted average grant date fair value of options granted during the year (b)		$1.46		$0.94		$0.51

(a)	In the year ended December 31, 2016 the options were granted with an exercise price equal to par value of NIS 0.01.

In the years ended December 31, 2015 and 2014 the options were granted with an exercise price equal to the average closing price per share of the Company’s ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to par value of NIS 0.01.

(b)	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option-pricing model with the following assumptions:

	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Dividend yield	11%	10%	11%

Expected volatility*	35%	48%	44%

Average risk-free interest rate	2.0%	1.5%	1.5%

Expected average term - in years	3.88	3.88	3.88

*	Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.

As of December 31, 2016 there were approximately $525 thousand of total unrecognized compensation costs, net of expected forfeitures, related to nonvested share-based compensation awards granted under the stock option plan. The costs are expected to be recognized over a weighted average period of 1.70 years.

2)	The following table summarizes information about options outstanding and exercisable as of December 31, 2016:

	Options Outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	exercisable	average	Weighted
Range of	at	remaining	average	at	remaining	average
exercise	December 31,	contractual	exercise	December 31,	contractual	exercise
prices	2 0 1 6	life	price	2 0 1 6	life	price
		Years			Years

$ 0.003 – 2.160	423,000	4.33	$0.18	19,000	1.18	$2.16
$ 2.410 – 2.947	452,500	2.81	$2.93	227,500	2.75	$2.93
	875,500	3.54	$1.60	246,500	2.63	$2.87

The total intrinsic value of options exercised during the years ended December 31, 2016, 2015 and 2014 were approximately $51 thousand, $176 thousand and $322 thousand, respectively. As of December 31, 2016, the aggregate intrinsic value of the outstanding options is $966 thousand, and the aggregate intrinsic value of the exercisable options is $6 thousand.